Property and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 26,111	$ 34,448	$ 29,952	$ 12,886
Impairment loss		$ 0	$ 0	$ 0